Schedule II Condensed Financial Information of The Hartford Financial Services Group, Inc. (Registrant)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of The Hartford Financial Services Group, Inc. Registrant
CONDENSED FINANCIAL INFORMATION OF THE HARTFORD FINANCIAL SERVICES GROUP, INC.
(Registrant)
(In millions)

	As of December 31,
Condensed Balance Sheets	2012	2011
Assets
Fixed maturities, available-for-sale, at fair value	$542	$152
Other investments	23	28
Short-term investments	825	1,425
Investment in affiliates	28,104	26,151
Deferred income taxes	1,317	1,109
Unamortized Issue Costs	60	51
Other assets	30	31
Total assets	$30,901	$28,947
Liabilities and Stockholders’ Equity
Net payable to affiliates	$267	$283
Short-term debt (includes current maturities of long-term debt)	320	—
Long-term debt	6,566	5,975
Other liabilities	1,301	1,203
Total liabilities	8,454	7,461
Total stockholders’ equity	22,447	21,486
Total liabilities and stockholders’ equity	$30,901	$28,947

	For the years ended December 31,
Condensed Statements of Operations and Comprehensive Income	2012	2011	2010
Net investment income	$3	$2	$5
Net realized capital losses	(6)	(5)	(5)
Total revenues	(3)	(3)	—
Interest expense	439	490	489
Other expenses	926	(41)	11
Total expenses	1,365	449	500
Loss before income taxes and earnings of subsidiaries	(1,368)	(452)	(500)
Income tax benefit	(482)	(154)	(170)
Loss before earnings of subsidiaries	(886)	(298)	(330)
Earnings of subsidiaries	848	1,010	1,966
Net income (loss)	(38)	712	1,636
Other comprehensive income (loss) - parent company:
Change in net unrealized gain/loss on securities	1	—	1
Change in pension and other postretirement plan adjustments	(172)	(57)	(118)
Other comprehensive loss, net of taxes before other comprehensive income of subsidiaries	(171)	(57)	(117)
Other comprehensive income of subsidiaries	1,763	2,298	2,402
Total other comprehensive income	1,592	2,241	2,285
Total comprehensive income	$1,554	$2,953	$3,921
The condensed financial statements should be read in conjunction with the consolidated financial statements and notes thereto.

THE HARTFORD FINANCIAL SERVICES GROUP, INC.
SCHEDULE II
CONDENSED FINANCIAL INFORMATION OF THE HARTFORD FINANCIAL SERVICES GROUP, INC. (continued)
(Registrant)
(In millions)

	For the years ended December 31,
Condensed Statements of Cash Flows	2012	2011	2010
Operating Activities
Net income	$(38)	$712	$1,636
Loss on extinguishment of debt	910	—	—
Undistributed earnings of subsidiaries	(847)	(1,011)	(960)
Change in operating assets and liabilities	770	625	(21)
Cash provided by operating activities	795	326	655
Investing Activities
Net sales of short-term investments	213	432	233
Capital contributions to subsidiaries	(334)	(126)	(311)
Cash provided by (used for) investing activities	(121)	306	(78)
Financing Activities
Proceeds from issuance of long-term debt	2,123	—	1,090
Repurchase of warrants	(300)	—	—
Repayments of long-term debt	(2,133)	(400)	(275)
Net proceeds from issuance of mandatory convertible preferred stock	—	—	556
Net proceeds from issuance of common shares under public offering	—	—	1,600
Redemption of preferred stock issued to the U.S. Treasury	—	—	(3,400)
Treasury stock acquired	(154)	(46)	—
Proceeds from net issuances of common shares under incentive and stock compensation plans and excess tax benefits	7	9	22
Dividends paid — Preferred shares	(42)	(42)	(85)
Dividends paid — Common Shares	(175)	(153)	(85)
Cash used for financing activities	(674)	(632)	(577)
Net change in cash	—	—	—
Cash — beginning of year	—	—	—
Cash — end of year	$—	$—	$—
Supplemental Disclosure of Cash Flow Information
Interest Paid	$443	$483	$465
Dividends Received from Subsidiaries	$1,026	$976	$1,006
The condensed financial statements should be read in conjunction with the consolidated financial statements and notes thereto.